Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net Income	$ 1,326,977	$ 1,177,262	$ 1,065,396
(Loss) gain related to cash flow hedges	24,019	(102,446)	(8,109)
Actuarial gains (losses) on defined benefit pension plans		81,906	35,654
(Loss) gain related to foreign currency translation	63,803	(181,234)	(110,888)
Income tax (expense) benefit related to components of other comprehensive income	8,831	72,617	12,821
Other comprehensive income (loss), net of tax	(6,525)	(292,969)
Total comprehensive income	1,320,452	884,293	923,566
Comprehensive income attributable to noncontrolling interests	(139,989)	(104,861)	(89,370)
Comprehensive income attributable to the Company	$ 1,180,463	$ 779,432	$ 834,196